Financial instruments - Suppliers Current on Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Suppliers current on all payments	$ 368,342	$ 267,764
Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	364,932	260,083
31 - 60 days
Financial instruments [Line Items]
Suppliers current on all payments	2,056	2,134
61 - 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	950	1,534
91 - 120 days
Financial instruments [Line Items]
Suppliers current on all payments	339	2
121 - 365 days
Financial instruments [Line Items]
Suppliers current on all payments	65	198
366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	0	3,813
Goods
Financial instruments [Line Items]
Suppliers current on all payments	241,110	155,202
Goods | Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	239,108	148,045
Goods | 31 - 60 days
Financial instruments [Line Items]
Suppliers current on all payments	786	1,799
Goods | 61 - 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	877	1,425
Goods | 91 - 120 days
Financial instruments [Line Items]
Suppliers current on all payments	339	0
Goods | 121 - 365 days
Financial instruments [Line Items]
Suppliers current on all payments	0	120
Goods | 366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	0	3,813
Services
Financial instruments [Line Items]
Suppliers current on all payments	92,907	80,613
Services | Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	91,499	80,089
Services | 31 - 60 days
Financial instruments [Line Items]
Suppliers current on all payments	1,270	335
Services | 61 - 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	73	109
Services | 91 - 120 days
Financial instruments [Line Items]
Suppliers current on all payments	0	2
Services | 121 - 365 days
Financial instruments [Line Items]
Suppliers current on all payments	65	78
Services | 366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others
Financial instruments [Line Items]
Suppliers current on all payments	34,325	31,949
Others | Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	34,325	31,949
Others | 31 - 60 days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others | 61 - 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others | 91 - 120 days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others | 121 - 365 days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others | 366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	$ 0	$ 0